Financial Instruments - Disclosure of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	$ 17,924	$ 17,676
Liquidity risk
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	17,924	17,676
Tax liabilities	33,614	5,740
Lease liabilities	367	482
Credit Facility		56,564
Reclamation and closure provision(1)	8,696	6,845
Other liabilities	60,601	87,307
Liquidity risk | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	17,924	17,676
Tax liabilities	33,614	5,740
Lease liabilities	69	120
Credit Facility		16,881
Reclamation and closure provision(1)	0	0
Other liabilities	51,607	40,417
Liquidity risk | Between 1 - 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0	0
Tax liabilities	0	0
Lease liabilities	134	137
Credit Facility		39,683
Reclamation and closure provision(1)	0	0
Other liabilities	134	39,820
Liquidity risk | Between 4 - 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0	0
Tax liabilities	0	0
Lease liabilities	80	110
Credit Facility		0
Reclamation and closure provision(1)	0	0
Other liabilities	80	110
Liquidity risk | After 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0	0
Tax liabilities	0	0
Lease liabilities	84	115
Credit Facility		0
Reclamation and closure provision(1)	8,696	6,845
Other liabilities	$ 8,780	$ 6,960